Income Taxes (Changes in Gross Amounts of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Beginning balance at December 31	$ 8,673	$ 10,338
Additions based on tax positions related to the current year	757	322
Additions for tax positions of prior years	31	124
Settlements with taxing authorities	(2,257)	(592)
Reductions due to lapse of statute of limitations	(207)	(1,361)
Increase from currency translation	(62)	(158)
Ending balance at December 31	$ 6,935	$ 8,673